Advance for investment	12 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Advance for investment

7. Advance for investment

Advance for investment consisted of the following:

	As of March 31,
	2024	2023
Advance for investment(1)	—	1,902,004
Total	$—	$1,902,004

(1)	Advance for investment: The Group made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) as a part of 60% share purchase and long-term investment. On August 5, 2022, the Group issued 791,667 shares to the two shareholders of Wuxi Talent as a part of the acquisition consideration, and on July 23,2023, the 791,667 shares were returned to the Company for cancellation. The paid cash consideration of $1,842,142 (RMB13,070,000) was used as investment in Wuxi Talent for 35% of all equity interest of Wuxi Talent by WOFE. In October 2023, the 35% of all equity interest of Wuxi Talent was transferred to WOFE.